Attachment to N-CEN Item G.1.b.ii.

On or about October 15, 2025, the Registrant completed the issuance and sale, in private placements, of (i) $60 million aggregate principal amount 4.43% Series AAA Senior Unsecured Notes due October 16, 2028; and (ii) $40 million aggregate principal amount 4.60% Series BBB Senior Unsecured Notes due October 15, 2030.